Consolidated Statements of Cash Flows (Parenthetical) (EUR €)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Ordinary Shares Issued in Relation to Acquisition of Cymer [Member]	Dec. 31, 2013 3.375 Percent Senior Notes Due 2023 [Member]	Dec. 31, 2013 5.75 Percent senior notes due 2017 [Member]
Additions related to non-cash transfers from inventory	€ 115,900,000		€ 204,800,000		€ 300,500,000
Repurchase of notes	368,303,000	[1]						368,303,000
Amount relates to other non-cash transfers from inventory	12,500,000		9,600,000		17,700,000
Disposal related to non-cash transfers to inventory	48,200,000		222,900,000		145,300,000
Ordinary shares issued in relation to acquisition of Cymer						36,464,576
Total fair value shares issued Cymer acquisition	2,346,700,000
Shares issued under CCIP			3,853,900,000
Net proceeds from issuance of notes	740,445,000	[2]					740,445,000
Principal amount	600,000,000						750,000,000	600,000,000
Interest rate on principal amount of Eurobond	5.75%						3.375%	5.75%
Year of maturity	2017						2023	2017
Capital repayment on ASML's treasury shares			125,600,000
Payment for Synthetic Share Buyback			€ 3,728,324,000	[3],[4]

[1]	Repurchase of notes relates to the net cash outflows of EUR 368.3 million for the partial repurchase of our EUR 600 million 5.75 percent senior notes due 2017 including the partial unwinding of the related interest rate swaps.
[2]	Net proceeds from issuance of notes relate to the total cash proceeds of EUR 740.4 million (net of incurred transaction costs) from the offering of our EUR 750 million 3.375 percent senior notes due 2023.
[3]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Participating Customers in the CCIP) and the number of shares was reduced by 23 percent. See Note 26.
[4]	The difference of EUR 125.6 million between the capital repayment of EUR 3,728.3 million and the net proceeds from issuance of shares of EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.